Note 1 - Summary of Significant Accounting Policies - Summary of Weighted Average Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic (in shares)	3,268,667	3,267,305	3,289,497
Diluted (in shares)	3,269,834	3,272,310	3,289,497